Financial assets - current (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets - current.
Schedule of current financial assets

	At December 31,
(in thousands of $)	2021	2020	2019
Money market funds	$73,052	$130,290	$804,099
Term accounts	929,000	649,359	324,400
Total current financial assets	$1,002,052	$779,649	$1,128,499